Material Accounting Policies	12 Months Ended
Dec. 31, 2023
Material Accounting Policies [Abstract]
MATERIAL ACCOUNTING POLICIES
NOTE 3:	MATERIAL ACCOUNTING POLICIES

The accounting policies have been consistently applied to all the years presented, unless otherwise stated.

a.	Intangible assets:

1.	Unamortized intangible assets (licenses and patent rights):

These assets are reviewed for impairment once a year and whenever there are indicators of a possible impairment, in accordance with the provisions of IAS 36, Impairment of Assets (see also Note 8). The amortization of an asset on a straight-line basis over its useful life begins when the development procedure is completed and the asset is available for use.

2.	Research and development:

Research expenditures are recognized as expenses when incurred.

b.	Impairment of non-financial assets:

Intangible assets which are not yet available for use are not amortized and impairment in their respect is tested at least every year. Depreciable assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. An impairment loss is recognized for the amount by which the asset’s carrying amount exceeds its recoverable amount. The recoverable amount is the higher of an asset’s fair value less costs to sell and value in use. For the purposes of assessing impairment, assets are grouped at the lowest levels for which there are separately identifiable cash flows (cash-generating units).

Non-financial assets that sustained impairment are reviewed for possible reversal of the impairment at each date of the statement of financial position. Company’s intangible asset is not yet available for use and therefore not amortized, an impairment in its respect is tested at least every year. In addition, discretion is exercised as to whether there is an indication to examine impairment more frequently.

c.	Investments and other financial assets:

The Group classifies its equity investments as financial assets at fair value through profit or loss (FVPL).

d.	Share-based payment:

The Group operates share-based payment plan to employees, directors, officers and to other service providers who render services that are settled with the Group’s equity instruments. In this framework, the Company grants employees, directors, officers and other service providers, from time to time, and, at its discretion, options to purchase shares of the Company. The fair value of options granted is measured according to the Black-Scholes model as of the date of grant (the date of the Company's Board of Directors' decision unless shareholders’ approval is required) and recognized as an expense in the statement of comprehensive income (loss) and correspondingly carried to equity. The total amount recognized as an expense over the vesting term of the options (the term over which all pre-established vesting conditions are expected to be satisfied) is determined by reference to the fair value of the options granted at grant date.

At each reporting date, the Company revises its estimates of the number of options that are expected to vest based on the non-market vesting conditions and recognizes the impact of the revision to original estimates, if any, in the statement of comprehensive income (loss) with a corresponding adjustment in equity.

When options are exercised, the Company issues new shares. The proceeds net of any directly attributable transaction costs are credited to share capital (nominal value) and share premium.

e.	Earning (loss) per share:

Basic earning (loss) per share is calculated by dividing the earnings attributable to equity holders of the Company by the weighted average number of ordinary shares outstanding during the period.

For the diluted earnings per share calculation, the weighted average number of shares outstanding during the year is adjusted for the average number of shares and ordinary shares that are potentially issuable in connection with service-provider share-based payment and warrants, using the treasury stock method. If the inclusion of potentially issuable shares would decrease loss per share, the potentially issuable shares are excluded from the weighted average number of shares outstanding used to calculate diluted earnings per share.

f.	Leases:

IFRS 16 requiring lessees to recognize a liability for a lease, reflecting the discounted value of future lease payments, and a “right to use” asset, with respect to all leases (except as stated below), with no distinction between financing lease and operating lease. However, IFRS 16 allows lessees not to apply these provisions for short-term leases, by groups of underlying assets, and for leases in which the underlying asset of the lease is of low value.

The Company elected to apply the practical expedient for short-term leases (leases with a lease term of 12 months or less).

The Company leases an office. The Company has a termination option with a notice period of 60 days. Therefore, the enforceable period of the lease is 60 days, and the lease qualifies for the short-term lease exemption.